Subsequent Events (Details) - USD ($)				1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 29, 2022	Jul. 19, 2022	Oct. 24, 2021	Apr. 27, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 15, 2022	Mar. 31, 2022	Jul. 19, 2021	Jun. 19, 2021	Jun. 19, 2020
Subsequent Events (Details) [Line Items]
Term loan closing Final					$ 94,665,000		$ 74,360,000	$ 34,144,000
Common Stock, Par or Stated Value Per Share					$ 0.00001		$ 0.00001	$ 0.00001
Common Stock, Conversion Basis					one-to-one basis
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares							22,467
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares							602,647	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period							20 years
Class of Warrant or Right, Outstanding					1,047,623
Shares, Issued					22,902,063						1,000,000
Stock Surrendered And Exchanged During Period Shares					50,995,637
Repayments of Debt							$ 385,000	$ 26,144,000
Business Combination Net Cash Consideration Received					$ 57,800,000
Subsequent Event, Date					Aug. 15, 2022
Common stock, shares issued					8,612,791		8,461,706	7,397,055
B Riley Principal 150 Merger Corp [Member]
Subsequent Events (Details) [Line Items]
Shares Issued, Price Per Share					$ 10		$ 10
Stock Issued During Period, Value, New Issues						$ 5,040,534	$ 5,040,534
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					75.00%
Class of Warrant or Right, Outstanding					5,923,333		5,923,333
Shares, Issued												4,312,500
Dividends shares (in Shares)					65,000,000
Discrete individual grant, percentage					75.00%
Aggregate amount					$ 172,500,000		$ 172,500,000
Common stock, shares issued					17,770,000		17,770,000
Sale of stock, price per share (in Dollars per share)					$ 11.5		$ 11.5
FaZe Convertible Promissory Notes [Member]
Subsequent Events (Details) [Line Items]
Convertible Debt, Current					$ 72,900,000
Debt Instrument, Increase, Accrued Interest					6,900,000
Debt Instrument Accrued Interest Settled In Cash					2,600,000
Gain (Loss) on Extinguishment of Debt					115,300,000
PPP Loan [Member]
Subsequent Events (Details) [Line Items]
Repayments of Debt					1,100,000
FAZEB Riley Term Loan [Member]
Subsequent Events (Details) [Line Items]
Repayments of Debt					$ 20,000,000
Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities					3,237,800
Preferred Stock Warrants [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Outstanding					292,790
Common Stock Warrants [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Outstanding					754,833
Public And Private Placement Warrants [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	5,923,333
Share-Based Payment Arrangement, Option [Member]
Subsequent Events (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares					525,782
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares					1,450,914
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					75.00%
Restricted Stock [Member]
Subsequent Events (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period					966,326
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period					90 days
Founder Shares [Member]
Subsequent Events (Details) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage					50.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period					90 days
Sponsor Support Agreement [Member] | B Riley Principal 150 Merger Corp [Member]
Subsequent Events (Details) [Line Items]
Purchased amount			$ 100,000,000
Third party investment			20,000,000
PIPE investment			53,400,000
FAZENew Fa Ze Common Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					10,000,000
Shares Issued, Price Per Share					$ 10
Stock Issued During Period, Value, New Issues					$ 100,000
Common Stock New Issues Description					A number of New FaZe Common Stock equal to 6% of the sum of i) the total number of New FaZe Common Stock issued and outstanding as of immediately after the Closing and ii) the total number of shares of New FaZe Common Stock equal to the product of the total number of Net Vested Company Option Shares and the Equity Value Exchange Ratio were issued and will be subject to vesting and forfeiture conditions upon reaching certain VWAP per share during the period commencing 90 days after the Closing Date and ending five years after the Closing Date.
Aggregate Equity Value Consideration [Member] | B Riley Principal 150 Merger Corp [Member]
Subsequent Events (Details) [Line Items]
Shares, Issued					5,312,098
P I P E Investor [Member] | B Riley Principal 150 Merger Corp [Member]
Subsequent Events (Details) [Line Items]
Shares Issued, Price Per Share					$ 10
Aggregate share (in Shares)					10,000,000
Proceeds from other equity					$ 100,000,000
Closing agreements			118,000,000
Aggregate amount			$ 71,400,000
New Fa Ze Common Stock [Member] | B Riley Principal 150 Merger Corp [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.0001
Shares Issued, Price Per Share					$ 10
Shares, Issued					50,995,637
Fa Ze Common Stock [Member] | B Riley Principal 150 Merger Corp [Member]
Subsequent Events (Details) [Line Items]
Shares Issued, Price Per Share					$ 0.00001
Common Class B [Member] | B Riley Principal 150 Merger Corp [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.0001		$ 0.0001	$ 0.0001
Shares, Issued													4,312,500
Common stock, shares issued					4,312,500		4,312,500	4,312,500
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount										$ 20,000,000
Interest rate										7.00%
Term loan closing Final										$ 10,000,000
Term loan closing initial				$ 10,000,000
Subsequent Event [Member] | B Riley Principal 150 Merger Corp [Member]
Subsequent Events (Details) [Line Items]
Common stock, shares issued									15,883,395
Sale of stock, price per share (in Dollars per share)									$ 10
Subsequent Event [Member] | PrivatePlacementWarrantsMember
Subsequent Events (Details) [Line Items]
Class Of Warrant Or Right Resale During Period	173,333
Subsequent Event [Member] | FAZENew Fa Ze Common Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period Shares For Resale	64,035,579
Subsequent Event [Member] | B Riley 150 [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Par or Stated Value Per Share		$ 0.0001
Stock Redeemed or Called During Period, Shares					15,883,395
Subsequent Event [Member] | B Riley 150 [Member] | Common Class B [Member]
Subsequent Events (Details) [Line Items]
Common Stock, Conversion Basis		one-to-one basis